Quarterly Report
March 31, 2019
MFS®  Growth Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 0.2%
FLIR Systems, Inc.	69,411	$3,302,575
Alcoholic Beverages – 1.0%
Constellation Brands, Inc., “A”	74,144	$12,999,668
Pernod Ricard S.A.	24,613	4,417,542
		$17,417,210
Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	267,916	$22,561,206
Biotechnology – 2.6%
Biogen, Inc. (a)	32,834	$7,761,301
Biomarin Pharmaceutical, Inc. (a)	39,669	3,523,797
Illumina, Inc. (a)	23,119	7,182,842
Regeneron Pharmaceuticals, Inc. (a)	17,567	7,213,362
Vertex Pharmaceuticals, Inc. (a)	104,032	19,136,686
		$44,817,988
Broadcasting – 2.2%
Netflix, Inc. (a)	106,656	$38,029,263
Brokerage & Asset Managers – 1.1%
Charles Schwab Corp.	139,524	$5,966,046
Intercontinental Exchange, Inc.	178,475	13,589,087
		$19,555,133
Business Services – 11.6%
CoStar Group, Inc. (a)	3,930	$1,833,031
Fidelity National Information Services, Inc.	161,908	18,311,795
Fiserv, Inc. (a)	449,786	39,707,108
FleetCor Technologies, Inc. (a)	73,052	18,013,893
Global Payments, Inc.	177,120	24,180,422
MSCI, Inc.	81,628	16,230,912
PayPal Holdings, Inc. (a)	207,372	21,533,508
Total System Services, Inc.	74,472	7,075,585
TransUnion	136,670	9,135,023
Verisk Analytics, Inc., “A”	215,652	28,681,716
Worldpay, Inc. (a)	138,779	15,751,416
		$200,454,409
Cable TV – 1.1%
Charter Communications, Inc., “A” (a)	19,504	$6,766,133
Comcast Corp., “A”	310,688	12,421,306
		$19,187,439
Computer Software – 15.9%
Adobe Systems, Inc. (a)	277,723	$74,010,402
Intuit, Inc.	131,075	34,264,316
Microsoft Corp.	980,010	115,582,379
PTC, Inc. (a)	44,287	4,082,376
Salesforce.com, Inc. (a)	291,355	46,141,891
		$274,081,364

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.8%
Apple, Inc.	132,828	$25,230,679
Square, Inc., “A” (a)	66,935	5,014,770
		$30,245,449
Construction – 2.7%
Sherwin-Williams Co.	60,458	$26,039,865
Vulcan Materials Co.	171,888	20,351,539
		$46,391,404
Consumer Products – 1.7%
Colgate-Palmolive Co.	244,071	$16,728,626
Estee Lauder Cos., Inc., “A”	80,205	13,277,938
		$30,006,564
Consumer Services – 0.3%
Bookings Holdings, Inc. (a)	3,401	$5,934,439
Electrical Equipment – 2.4%
AMETEK, Inc.	181,492	$15,058,391
Amphenol Corp., “A”	147,729	13,951,527
Fortive Corp.	144,062	12,085,361
		$41,095,279
Electronics – 0.5%
Analog Devices, Inc.	79,794	$8,399,914
Energy - Independent – 0.4%
Pioneer Natural Resources Co.	46,730	$7,116,044
Food & Beverages – 0.2%
Monster Worldwide, Inc. (a)	54,804	$2,991,202
Gaming & Lodging – 1.4%
Hilton Worldwide Holdings, Inc.	90,167	$7,493,779
Marriott International, Inc., “A”	113,575	14,207,097
Wynn Resorts Ltd.	19,672	2,347,263
		$24,048,139
General Merchandise – 1.1%
Dollar General Corp.	72,569	$8,657,482
Dollar Tree, Inc. (a)	104,412	10,967,436
		$19,624,918
Insurance – 1.6%
Aon PLC	156,544	$26,722,061
Internet – 9.7%
Alibaba Group Holding Ltd., ADR (a)	37,961	$6,925,984
Alphabet, Inc., “A” (a)	60,168	70,811,118
Alphabet, Inc., “C” (a)	35,038	41,110,436
Facebook, Inc., “A” (a)	270,390	45,071,309
Lyft, Inc. (a)	9,265	725,357
Spotify Technology S.A. (a)	24,305	3,373,534
		$168,017,738

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.0%
Activision Blizzard, Inc.	263,147	$11,981,083
Electronic Arts, Inc. (a)	217,830	22,138,063
		$34,119,146
Machinery & Tools – 1.4%
Roper Technologies, Inc.	70,918	$24,251,829
Medical Equipment – 10.5%
Abbott Laboratories	264,969	$21,181,622
Boston Scientific Corp. (a)	449,625	17,256,608
Danaher Corp.	289,512	38,221,374
Edwards Lifesciences Corp. (a)	68,415	13,089,842
Medtronic PLC	296,800	27,032,544
Stryker Corp.	80,268	15,854,535
Thermo Fisher Scientific, Inc.	175,514	48,041,692
		$180,678,217
Other Banks & Diversified Financials – 8.8%
Mastercard, Inc., “A”	290,938	$68,501,352
Visa, Inc., “A”	532,323	83,143,530
		$151,644,882
Pharmaceuticals – 2.5%
Elanco Animal Health, Inc. (a)	105,033	$3,368,409
Eli Lilly & Co.	78,767	10,220,806
Zoetis, Inc.	286,290	28,820,814
		$42,410,029
Railroad & Shipping – 2.1%
Canadian Pacific Railway Ltd.	74,639	$15,377,873
Union Pacific Corp.	122,378	20,461,602
		$35,839,475
Restaurants – 1.0%
Chipotle Mexican Grill, Inc., “A” (a)	11,656	$8,279,373
Starbucks Corp.	117,416	8,728,706
		$17,008,079
Specialty Stores – 8.3%
Amazon.com, Inc. (a)	60,405	$107,566,204
Costco Wholesale Corp.	51,605	12,495,635
Lululemon Athletica, Inc. (a)	34,654	5,678,751
Ross Stores, Inc.	186,136	17,329,261
		$143,069,851
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT	159,053	$31,342,984
Tobacco – 0.4%
Philip Morris International, Inc.	84,049	$7,429,091
Total Common Stocks		$1,717,793,321

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 2.48% (v)	8,714,520	$8,714,520

Other Assets, Less Liabilities – (0.1)%		(1,737,157)
Net Assets – 100.0%		$1,724,770,684
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,714,520 and $1,717,793,321, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,717,793,321	$—	$—	$1,717,793,321
Mutual Funds	8,714,520	—	—	8,714,520
Total	$1,726,507,841	$—	$—	$1,726,507,841
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,548,453	35,679,193	(57,513,126)	8,714,520
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(276)	$424	$—	$99,700	$8,714,520